Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Summary of Related Party Transactions
The amounts charged by the Company’s related parties comprised the following:

	Location in consolidated statements of comprehensive income	Period from July 25, 2022 to December 31, 2022	Year ended December 31, 2023
Management fees charged by Brave Maritime Corp.	Management fees – related parties	—	245,520
Management fees charged by Stealth Maritime Corp.	Management fees – related parties	77,440	150,480
Brokerage commissions charged by Brave Maritime Corp.	Voyage expenses – related parties	—	283,141
Brokerage commissions charged by Stealth Maritime Corp.	Voyage expenses – related parties	40,833	57,125
Superintendent fees	Vessels’ operating expenses – related parties	2,000	5,500
Crew management fees charged by Brave Maritime Corp.	Vessels’ operating expenses – related parties	—	43,750
Crew management fees charged by Stealth Maritime Corp.	Vessels’ operating expenses – related parties	5,000	30,000
General and administrative expenses – former parent	General and administrative expenses-related parties	121,327	268,089
Executive compensation	General and administrative expenses-related parties	—	252,785
Commission – vessel purchased	Vessels, net	390,000	430,000
Interest expense	Interest and finance costs – related party	—	1,363,360